EARNINGS (LOSS) PER SHARE INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
EARNINGS (LOSS) PER SHARE INFORMATION
EARNINGS (LOSS) PER SHARE INFORMATION

EARNINGS (LOSS) PER SHARE INFORMATION

	For The Three Months
	Ended March 31,
	2014	2013
Net Income (Loss)	$1,163,689	$(965,280)
Basic Weighted-Average Shares Outstanding	23,581,357	14,229,166
Effect of dilutive securities:
Stock options	1,123,295	-
Diluted Weighted-Average Shares Outstanding	24,704,652	14,229,166
Basic Earnings (Loss) per Share	$0.05	$(0.07)
Diluted Earnings (Loss) per Share	$0.05	$(0.07)

For the years ended December 31,	2013	2012
Net Loss	$(452,209)	$(1,669,283)
Basic and Diluted Weighted-Average Shares Outstanding	16,376,911	8,073,176
Basic and Diluted Loss per Share	$(0.03)	$(0.21)